Condensed Parent Company Financial Information (Condensed Statements Income) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Income before equity in undistributed net income of bank subsidiary									$ 7,265	$ 7,322	$ 5,394
NET INCOME	$ 1,500	$ 1,378	$ 1,336	$ 1,307	$ 1,389	$ 1,503	$ 1,903	$ 1,122	5,521	5,917	4,311
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Income - including dividends from bank subsidiary									2,575	3,000	3,200
Expenses - interest expense, professional fees and other expenses, net of federal income tax benefit									(703)	(577)	(587)
Income before equity in undistributed net income of bank subsidiary									1,872	2,423	2,613
Equity in undistributed net income of bank subsidiaries									3,649	3,494	1,699
NET INCOME									$ 5,521	$ 5,917	$ 4,311